Other non-current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other non-current liabilities
Redemption liabilities	¥ 9,760	$ 1,416	¥ 8,612